Share capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended					12 Months Ended
	Jan. 04, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2021 shares	Feb. 28, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jan. 04, 2024 $ / shares	Dec. 31, 2023 shares	Jun. 29, 2023 shares	Jun. 29, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance cost | $			$ 8,692				$ 37
Issuance costs | $			$ 803		$ 15		$ 16
Exercise of warrants, shares					3,736,400	228,000	321,735
Exercise of warrants | $					$ 1,785	$ 101	$ 155
Number of outstanding share options			699,442	699,442	699,442							794,443
Share based compensation | $			$ 43				126
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			699,442	699,442
Number of outstanding share options			699,442	699,442
Share based compensation | $
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			3,363,631	3,363,631
Share based compensation | $			$ 43				$ 126
Share issue related cost													1,300,000	997,253
Total shares reserved for issuance													5,660,884
Number of shares outstanding			3,779,623	3,779,623	3,779,623
Share options [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share			699,442	699,442
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share			3,779,623	3,779,623
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share			3,462,717	3,462,717
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.80%
Expected term	2 years
Expected volatility	79.00%
Expected dividend yield
Private placements [member]
IfrsStatementLineItems [Line Items]
Private placement , shares		5,502,108				7,346,568
Purchase price per share | $ / shares									$ 2.25	$ 0.45	$ 0.50
Proceeds from issuance cost	$ 26	$ 8,692		$ 11,935		$ 2,408
Issuance costs | $		$ 1,070				$ 213
Issuance costs, shares		29,872				329,899
Compensation option, shares		300,254
Number of shares issued	120,000
Proceeds from issue of shares | $	$ 37
Fair value of shares issued | $	$ 10
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Private placement , shares			5,502,108	5,502,108			7,466,568
Purchase price per share | $ / shares	$ 0.60
Issuance costs | $			$ 1,070				$ 254
Issuance costs, shares							329,899
Exercise of warrants, shares							4,286,135
Exercise of warrants | $							$ 2,041
Number of shares issued			59,120,465	59,120,465	53,618,357		53,618,357	50,000				41,535,755			125,070	872,183
Number of shares remaining for future issuance								134,566